PROPERTY AND EQUIPMENT, NET (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2024 JPY (¥)
Property, Plant and Equipment [Line Items]
Sub total	$ 852,972	¥ 133,745,948	¥ 113,668,535
Less: accumulated depreciation	(225,620)	(35,377,239)	(57,442,488)
Less: accumulated impairment	(12,194)	(1,912,238)	(2,420,768)
Total	615,158	96,456,471	53,805,279
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Sub total	720,217	112,930,072	90,584,549
Building [Member]
Property, Plant and Equipment [Line Items]
Sub total	1,905	298,650	298,650
Tools, Dies and Molds [Member]
Property, Plant and Equipment [Line Items]
Sub total	$ 130,850	¥ 20,517,226	¥ 22,785,336